Convertible Notes Payable (Related Party) (Details) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 17, 2023	Jun. 30, 2022	Mar. 31, 2021	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible Notes Payable (Related Party) (Details) [Line Items]
Drawn amount		$ 10,000,000	$ 10,000,000			$ 2,000,000
Convertible note							$ 59,000,000
Percentage of price per share				80.00%		80.00%
Borrowing capacity	$ 10,000,000			$ 4,000,000		$ 4,000,000
Percentage of interest rate	4.50%
Maturity date	Dec. 31, 2025
Convertible note				$ 4,000,000		$ 4,000,000
Preferred Stock, conversion price (in Dollars per share)				$ 11.5		$ 11.5	$ 11.5
Common Stock, conversion price (in Dollars per share)						$ 1
Net tangible assets				$ 5,000,000		$ 5,000,000
Class A Common Stock [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Preferred Stock, conversion price (in Dollars per share)							0.01	$ 20,000,000
Series A Preferred Stock [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Common stock per share (in Dollars per share)							4,000,000	$ 1,272,055
Preferred Stock, conversion price (in Dollars per share)				$ 10		$ 10	$ 10
Envoy Bridge Note [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Drawn amount						$ 5,000,000
Convertible Note [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Principal amount	$ 4,000,000				$ 4,000,000		$ 59,700,000
Undrawn principal amount							5,000,000
New stock				$ 2,500,000		$ 2,500,000
Common stock per share (in Dollars per share)				$ 1		$ 1
2012 Convertible Note [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Percentage of interest per annum						4.50%
Price per share (in Dollars per share)				$ 1		$ 1
Percentage of price per share				80.00%		80.00%
2012 Convertible Note [Member] | Class A Common Stock [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Price per share (in Dollars per share)				$ 15.72		$ 15.72
2013 Convertible Notes [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Principal amount							$ 700,000
Percentage of interest per annum						4.50%
Price per share (in Dollars per share)				$ 1		$ 1
Percentage of price per share				80.00%		80.00%
2013 Convertible Notes [Member] | Class A Common Stock [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Price per share (in Dollars per share)				$ 15.72		$ 15.72
2013 Convertible Notes [Member] | Series A Preferred Stock [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Price per share (in Dollars per share)				$ 10		$ 10
Envoy Bridge Note [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Drawn amount				$ 3,000,000	$ 3,000,000